SCHEDULE OF TOTAL OPERATING REVENUE (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Revenue				$ 1,600,000
Concentration risk, percentage				11.60%
Revenue Benchmark [Member] | Customer B [Member]
Product Information [Line Items]
Revenue			$ 1,400,000	$ 1,400,000
Concentration risk, percentage			11.00%	10.20%
Revenue Benchmark [Member] | Customer C [Member]
Product Information [Line Items]
Revenue			$ 3,250,000
Concentration risk, percentage			25.40%
Revenue Benchmark [Member] | Customer D [Member]
Product Information [Line Items]
Revenue			$ 2,050,000
Concentration risk, percentage			16.00%
Revenue Benchmark [Member] | Customer E [Member]
Product Information [Line Items]
Revenue			$ 1,800,000
Concentration risk, percentage			14.10%
Revenue Benchmark [Member] | Customer F [Member]
Product Information [Line Items]
Revenue				$ 3,900,000
Concentration risk, percentage				28.30%
Revenue Benchmark [Member] | Customer G [Member]
Product Information [Line Items]
Revenue	$ 231,264	$ 1,800,000
Concentration risk, percentage	15.60%	15.60%
Revenue Benchmark [Member] | Customer H [Member]
Product Information [Line Items]
Revenue	$ 231,264	$ 1,800,000
Concentration risk, percentage	15.60%	15.60%
Revenue Benchmark [Member] | Customer I [Member]
Product Information [Line Items]
Revenue	$ 294,862	$ 2,295,000
Concentration risk, percentage	19.90%	19.90%
Revenue Benchmark [Member] | Customer J [Member]
Product Information [Line Items]
Revenue	$ 154,176	$ 1,200,000
Concentration risk, percentage	10.40%	10.40%
Revenue Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Revenue	$ 911,566	$ 7,095,000	$ 8,500,000	$ 6,900,000
Concentration risk, percentage	61.50%	61.50%	66.50%	50.10%
Revenue Benchmark [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	61.50%	61.50%
Accounts Receivable [Member] | Customer A [Member]
Product Information [Line Items]
Revenue				$ 842,496
Concentration risk, percentage				36.60%
Accounts Receivable [Member] | Customer B [Member]
Product Information [Line Items]
Revenue			$ 435,588	$ 819,940
Concentration risk, percentage			24.30%	35.60%
Accounts Receivable [Member] | Customer C [Member]
Product Information [Line Items]
Revenue	$ 23,126	$ 180,000
Concentration risk, percentage	39.80%	39.80%
Accounts Receivable [Member] | Customer D [Member]
Product Information [Line Items]
Revenue	$ 10,269	$ 79,927
Concentration risk, percentage	17.70%	17.70%
Accounts Receivable [Member] | Customer E [Member]
Product Information [Line Items]
Revenue	$ 24,669	$ 192,000
Concentration risk, percentage	42.50%	42.50%
Accounts Receivable [Member] | Customer F [Member]
Product Information [Line Items]
Revenue			$ 800,000
Concentration risk, percentage			44.60%
Accounts Receivable [Member] | Customer G [Member]
Product Information [Line Items]
Revenue			$ 180,000
Concentration risk, percentage			10.00%
Accounts Receivable [Member] | Customers [Member]
Product Information [Line Items]
Revenue	$ 58,064	$ 451,927	$ 1,415,588	$ 1,662,436
Concentration risk, percentage	100.00%	100.00%	78.90%	72.20%